Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 5—Property and Equipment, Net

Property and equipment, net consisted of the following:

	September 30, 2016 (unaudited)	December 31, 2015
Machinery and equipment	$4,373,000	$4,042,000
Office furniture and fixtures	217,000	217,000
Computer equipment and software	176,000	169,000
Total cost	4,766,000	4,428,000
Less accumulated depreciation	(1,394,000)	(1,002,000)
Net	$3,372,000	$3,426,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	September 30, 2016 (unaudited)	December 31, 2015
Machinery and equipment	$27,000	$27,000
Computer equipment and software	60,000	46,000
Total assets under capital lease	87,000	73,000
Less accumulated amortization	(65,000)	(46,000)
Net assets under capital lease	$22,000	$27,000

Depreciation expense for the three and nine months ended September 30, 2016 and 2015 consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Research and development	$102,000	$90,000	$304,000	$189,000
General and administrative	29,000	29,000	88,000	87,000
	$131,000	$119,000	$392,000	$276,000

Depreciation of assets under capital lease was $6,000 and $6,000 for the three months ended September 30, 2016 and 2015, respectively, and $18,000 and $13,000 for the nine months ended September 30, 2016 and 2015, respectively.

Note 5—Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2015	December 31, 2014
Machinery and equipment	$4,042,000	$1,013,000
Office furniture and fixtures	217,000	198,000
Computer equipment and software	169,000	149,000
Total cost	4,428,000	1,360,000
Less accumulated depreciation	(1,002,000)	(605,000)
Net	$3,426,000	$755,000

Assets recorded under capital leases and included in property and equipment in our balance sheets consist of the following:

	December 31, 2015	December 31, 2014
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	46,000
Total assets under capital lease	73,000	73,000
Less accumulated amortization	(46,000)	(21,000)
Net assets under capital lease	$27,000	$52,000

Depreciation expense for the year ended December 31:

	2015	2014
Research and development	$286,000	$120,000
General and administrative	116,000	113,000
	$402,000	$233,000

Amortization of assets under capital lease was $25,000 and $20,000 for the years ended December 31, 2015 and 2014, respectively.